Other Disclosures - Remuneration of Board of Directors and Executive Management - Additional Information (Details)		1 Months Ended	12 Months Ended
	Jan. 01, 2021 shares	Jul. 31, 2019	Dec. 31, 2021	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Jan. 31, 2021 shares	Sep. 30, 2020 shares
Other Disclosures [Line Items]
Settlement of award date				2024-01
Top of Range
Other Disclosures [Line Items]
Percentage of cash bonus received under the short-term incentive program limit				100.00%
Ordinary Shares [Member]
Other Disclosures [Line Items]
Number of matching shares issued				31,250	19,175
Number of ordinary shares issued				34,697,703			3,650,000
Events After Reporting Period | Ordinary Shares [Member]
Other Disclosures [Line Items]
Number of ordinary shares issued						170,131
Kim Stratton | 2020 LTIP | Performance Shares
Other Disclosures [Line Items]
RSUs exercise				52,956
Kim Stratton | Events After Reporting Period | Ordinary Shares [Member]
Other Disclosures [Line Items]
Number of ordinary shares issued	58,000
Kim Stratton | Events After Reporting Period | 2020 LTIP | Matching Shares
Other Disclosures [Line Items]
Number of matching shares issued	35,304
Chief Executive Officer | Kim Stratton
Other Disclosures [Line Items]
Date of appointment		Oct. 01, 2019
Date of resignation				Dec. 10, 2020
Chief Executive Officer | Kim Stratton | Events After Reporting Period
Other Disclosures [Line Items]
Number of years base salary relate to severance payment			1 year
Former Chief Executive Officer | Kim Stratton
Other Disclosures [Line Items]
Number of times of annual base salary				2
Former Chief Executive Officer | Kim Stratton | Events After Reporting Period | Ordinary Shares [Member]
Other Disclosures [Line Items]
Number of ordinary shares issued	58,000